Schedule of Investments (unaudited)	iShares® Future Cloud 5G and Tech ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Chemicals — 2.4%
DuPont de Nemours Inc.	2,215	$160,588

Communications Equipment — 13.8%
Arista Networks Inc.(a)	732	187,802
Ciena Corp.(a)	3,416	157,922
Juniper Networks Inc.	5,428	189,003
Lumentum Holdings Inc.(a)	1,639	71,723
Nokia OYJ	51,473	187,122
Telefonaktiebolaget LM Ericsson, Class B	28,008	142,137
		935,709
Diversified Telecommunication Services — 5.8%
Cellnex Telecom SA(b)	4,001	132,252
China Tower Corp. Ltd., Class H(b)	1,026,000	120,103
Infrastrutture Wireless Italiane SpA(b)	8,247	88,383
JTOWER Inc.(a)	300	6,127
NetLink NBN Trust	69,900	43,782
		390,647
Electronic Equipment, Instruments & Components — 4.4%
Belden Inc.	943	76,638
Murata Manufacturing Co.Ltd.	8,000	146,177
Taiyo Yuden Co. Ltd.	3,300	77,294
		300,109
IT Services — 9.5%
Akamai Technologies Inc.(a)	1,365	137,770
Cloudflare Inc., Class A(a)	2,040	178,296
GDS Holdings Ltd.(a)	18,600	18,894
Kyndryl Holdings Inc.(a)	3,991	78,463
NEXTDC Ltd.(a)	8,749	92,875
Twilio Inc., Class A(a)	2,288	137,005
		643,303
Semiconductors & Semiconductor Equipment — 34.8%
Broadcom Inc.	174	226,247
Diodes Inc.(a)	815	59,503
Infineon Technologies AG	3,942	136,799
Intel Corp.	3,792	115,542
MACOM Technology Solutions Holdings Inc., Class H(a)	1,293	131,821
Marvell Technology Inc.	3,102	204,453
MediaTek Inc.	5,000	150,756
Micron Technology Inc.	2,142	241,960
Nvidia Corp.	345	298,087
NXP Semiconductors NV	762	195,217
Qorvo Inc.(a)	1,605	187,528
Qualcomm Inc.	1,204	199,684
SiTime Corp.(a)	450	40,104
Skyworks Solutions Inc.	1,561	166,387
		2,354,088
Security	Shares	Value

Software — 11.6%
Confluent Inc.(a)(c)	3,385	$95,186
Datadog Inc., Class A(a)	1,367	171,559
Dynatrace Inc.(a)	2,885	130,719
Elastic NV(a)	1,045	106,820
Nutanix Inc., Class A(a)	3,491	211,904
Teradata Corp.(a)	1,793	66,520
		782,708
Specialized REITs — 5.4%
American Tower Corp.	744	127,640
Crown Castle Inc.	1,338	125,478
SBA Communications Corp., Class A	622	115,767
		368,885
Technology Hardware, Storage & Peripherals — 12.0%
IEIT Systems Co. Ltd., Class A	2,000	11,134
Pure Storage Inc., Class A(a)	4,916	247,766
Seagate Technology Holdings PLC	2,008	172,507
Western Digital Corp.(a)	3,338	236,431
Wiwynn Corp.	2,000	142,278
		810,116
Total Long-Term Investments — 99.7%
(Cost: $6,451,003)		6,746,153

Short-Term Securities

Money Market Funds — 1.5%
BlackRock Cash Funds: Institutional, SL Agency Shares,
5.49%(d)(e)(f)	97,321	97,350

Total Short-Term Securities — 1.5%
(Cost: $97,350)		97,350

Total Investments — 101.2%
(Cost: $6,548,353)		6,843,503

Liabilities in Excess of Other Assets — (1.2)%		(78,327)

Net Assets — 100.0%		$6,765,176

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Future Cloud 5G and Tech ETF
April 30, 2024

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$697,644	$—		$(601,374	)(a)	$1,082	$(2)	$97,350	97,321	$364	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	0	(a)	—		—	—	—	—	72		—
						$1,082	$(2)	$97,350		$436		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro E-Mini Russell 2000 Index	1	06/21/24	$10	$(618)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$5,293,822	$1,452,331	$—	$6,746,153

Schedule of Investments (unaudited) (continued)	iShares® Future Cloud 5G and Tech ETF
April 30, 2024

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$97,350	$—	$—	$97,350
	$5,391,172	$1,452,331	$—	$6,843,503
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(618)	$—	$—	$(618)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

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